Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 2,311	$ 2,344
Maximum exposure to loss related to involvement with variable interest entity	$ 3,900
Operating leases maximum maturity date	2028
Rental expense	$ 84,537	$ 84,076	$ 83,260
Non-cancelable purchase obligations for goods	35,000
Carrier and Its Affiliates [Member]
Commitments and Contingencies Disclosure [Line Items]
Non-cancelable purchase obligations for goods	$ 22,000